UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-8644
The Coventry Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.
Free Enterprise Action Fund
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)

	Shares	Value
Common Stocks—94.7%
Advertising— 0.2%
Interpublic Group of Companies, Inc.*	376	$3,903
Monster Worldwide, Inc.*	108	3,678
Omnicom Group, Inc.	288	13,850

		21,431

Aerospace & Defense— 2.2%
Boeing Co.	672	70,553
General Dynamics Corp.	342	28,889
Goodrich Corp.	106	7,232
Lockheed Martin Corp.	301	32,656
Northrop Grumman Corp.	291	22,698
Raytheon Co.	379	24,188
Rockwell Collins, Inc.	143	10,445
United Technologies Corp.	853	68,649

		265,310

Agricultural Operations— 0.5%
Archer-Daniels-Midland Co.	555	18,359
Monsanto Co.	458	39,269

		57,628

Airlines— 0.1%
Southwest Airlines Co.	665	9,842

		9,842

Apparel/Footwear— 0.5%
Coach, Inc.*	311	14,701
Gap, Inc.	451	8,316
Limited Brands, Inc.	286	6,547
Liz Claiborne, Inc.	87	2,987
NIKE, Inc. — Class B	320	18,771
V.F. Corp.	75	6,056

		57,378

Automotive— 0.8%
AutoZone, Inc.*	44	5,110
Cummins, Inc.	88	11,254
Ford Motor Co.*	1,590	13,499
General Motors Corp.	475	17,433
Genuine Parts Co.	145	7,250
Johnson Controls, Inc.	166	19,606
PACCAR, Inc.	209	17,817
WABCO Holdings, Inc.	49	2,291

		94,260

Banks— 8.3%
Banco Bilbao Vizcaya Argentaria, S.A.	123	2,868
Bank of America Corp.	3,910	196,556
Bank of New York Mellon Corp.	956	42,198
BB&T Corp.	453	18,297
Citigroup, Inc.	4,257	198,674
Comerica, Inc.	135	6,923
Commerce Bancorp, Inc.	158	6,127
Fifth Third Bancorp	470	15,923
First Horizon National Corp.	105	2,799
Huntington Bancshares, Inc.	201	3,413
JPMorgan Chase & Co.	2,997	137,322
KeyCorp	341	11,024
M&T Bank Corp.	66	6,828
Marshall & Ilsley Corp.	214	9,367
National City Corp.	513	12,871
Northern Trust Corp.	158	10,471
PNC Financial Services Group, Inc.	248	16,889
Regions Financial Corp.	614	18,101
State Street Corp.	280	19,085
SunTrust Banks, Inc.	306	23,155
Synovus Financial Corp.	272	7,630
U.S. Bancorp	1,493	48,567
Wachovia Corp.	1,653	82,898
Wells Fargo & Co.	2,918	103,939
Zions Bancorp	89	6,112

		1,008,037

Biotechnology— 1.0%
Amgen, Inc.*	985	55,722
Biogen Idec, Inc.*	289	19,169
Genzyme Corp.*	221	13,693
Gilead Sciences, Inc.*	776	31,715

		120,299

Brokerage Services— 2.1%
Bear Stearns Companies, Inc.	101	12,404
Charles Schwab Corp.	873	18,857
Goldman Sachs Group, Inc.	372	80,627
Lehman Brothers Holdings, Inc.	452	27,902
Merrill Lynch & Company, Inc.	749	53,389
Morgan Stanley	903	56,889

		250,068

Building Materials— 0.2%
American Standard Companies, Inc.	148	5,272
Masco Corp.	335	7,762
Vulcan Materials Co.	81	7,221

		20,255

Casino Services— 0.2%
Harrah’s Entertainment, Inc.	157	13,648
International Game Technology, Inc.	287	12,370

		26,018

Chemicals— 0.9%
Dow Chemical Co.	813	35,008
E.I. du Pont de Nemours & Co.	776	38,459
Eastman Chemical Co.	70	4,671
Ecolab, Inc.	151	7,127
PPG Industries, Inc.	139	10,501
Rohm & Haas Co.	121	6,736
Sigma-Aldrich Corp.	111	5,410

		107,912

Commercial Services— 0.1%
Cintas Corp.	116	4,304
Paychex, Inc.	287	11,767

		16,071

Computer Software & Services— 3.5%
Adobe Systems, Inc.*	487	21,263
Affiliated Computer Services, Inc.*	98	4,924
Autodesk, Inc.*	197	9,844
Automatic Data Processing, Inc.	468	21,495
BMC Software, Inc.*	172	5,372
Broadridge Financial Solutions, Inc.	117	2,217
CA, Inc.	347	8,925
Citrix Systems, Inc.*	155	6,250
Cognizant Technology Solutions Corp. - Class A*	120	9,572
Electronic Arts, Inc.*	259	14,501
Fiserv, Inc.*	147	7,476
See notes to schedule of portfolio investments.

Free Enterprise Action Fund
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)

	Shares	Value
Common Stocks (continued)
Computer Software & Services (continued)
Intuit, Inc.*	291	$8,817
Microsoft Corp.	7,461	219,801
Oracle Corp.*	3,409	73,805
SanDisk Corp.*	189	10,414

		424,676

Computers & Peripherals— 5.8%
Apple Computer, Inc.*	742	113,927
Cisco Systems, Inc.*	5,274	174,622
Computer Sciences Corp.*	146	8,161
Dell, Inc.*	1,918	52,937
Electronic Data Systems Corp.	436	9,522
EMC Corp.*	1,935	40,248
Hewlett-Packard Co.	2,362	117,604
IBM Corp.	1,310	154,318
Lexmark International, Inc. — Class A*	84	3,489
NCR Corp.*	153	7,619
Network Appliance, Inc.*	313	8,423
Sun Microsystems, Inc.*	2,966	16,639

		707,509

Construction— 0.1%
D. R. Horton, Inc.	231	2,959
Fluor Corp.	75	10,799
Lennar Corp. — Class A	117	2,650

		16,408

Consumer Products— 2.4%
Avon Products, Inc.	377	14,149
Colgate-Palmolive Co.	435	31,024
Fortune Brands, Inc.	128	10,431
Kimberly-Clark Corp.	386	27,120
Newell Rubbermaid, Inc.	233	6,715
Procter & Gamble Co.	2,746	193,153
The Clorox Co.	128	7,807
The Estee Lauder Companies, Inc. — Class A	108	4,586

		294,985

Containers— 0.1%
Ball Corp.	87	4,677
Pactiv Corp.*	188	5,388
Sealed Air Corp.	136	3,476

		13,541

Cruise Lines— 0.2%
Carnival Corp. — Class A	377	18,258

		18,258

Diversified Manufacturing Operations— 5.2%
3M Co.	633	59,236
Cooper Industries Ltd. — Class A	156	7,970
Danaher Corp.	200	16,542
Dover Corp.	173	8,814
Eaton Corp.	127	12,578
General Electric Co.	8,914	369,040
Honeywell International, Inc.	692	41,153
Illinois Tool Works, Inc.	357	21,291
Ingersoll-Rand Company Ltd. — Class A	270	14,707
ITT Industries, Inc.	156	10,597
Leggett & Platt, Inc.	152	2,912
Pall Corp.	105	4,085
Parker Hannifin Corp.	102	11,407
Precision Castparts Corp.	117	17,314
Textron, Inc.	212	13,189
Tyco International Ltd.	425	18,844

		629,679

Electronics— 0.8%
Agilent Technologies, Inc.*	344	12,687
Emerson Electric Co.	687	36,562
Harman International Industries, Inc.	54	4,672
Jabil Circuit, Inc.	157	3,586
L-3 Communications Holdings, Inc.	105	10,725
Molex, Inc.	120	3,231
Rockwell Automation, Inc.	148	10,287
Tyco Electronics Ltd.	425	15,058
W.W. Grainger, Inc.	63	5,745

		102,553

Financial Services— 2.8%
AMBAC Financial Group, Inc.	88	5,536
American Express Co.	1,026	60,914
Ameriprise Financial, Inc.	206	13,001
Capital One Financial Corp.	346	22,985
CIT Group, Inc.	168	6,753
CME Group, Inc.	30	17,620
Countrywide Financial Corp.	514	9,771
Discover Financial Services*	451	9,381
E*TRADE Financial Corp.*	362	4,728
Equifax, Inc.	108	4,117
Fannie Mae	816	49,621
Fidelity National Information Services, Inc.	137	6,079
Franklin Resources, Inc.	141	17,977
Freddie Mac	583	34,403
H&R Block, Inc.	271	5,740
Janus Capital Group, Inc.	174	4,921
Legg Mason, Inc.	111	9,356
MBIA, Inc.	113	6,899
Moody’s Corp.	199	10,029
SLM Corp.	344	17,086
T. Rowe Price Group, Inc.	222	12,363
Western Union Co.	646	13,547

		342,827

Food & Beverages— 3.3%
Anheuser-Busch Companies., Inc.	648	32,393
Brown-Forman Corp. — Class B	67	5,019
Campbell Soup Co.	193	7,141
Coca-Cola Co.	1,766	101,492
Coca-Cola Enterprises, Inc.	232	5,619
ConAgra Foods, Inc.	429	11,210
Constellation Brands, Inc. — Class A*	179	4,334
Dean Foods Co.	111	2,839
General Mills, Inc.	296	17,171
H.J. Heinz Co.	279	12,890
Hershey Foods Corp.	147	6,822
Kellogg Co.	211	11,816
Kraft Foods, Inc. — Class A	1,222	42,171
McCormick & Co.	112	4,029
PepsiCo, Inc.	1,425	104,395
Sara Lee Corp.	637	10,632
The Pepsi Bottling Group, Inc.	115	4,275
Tyson Foods, Inc. — Class A	212	3,784
See notes to schedule of portfolio investments.

Free Enterprise Action Fund
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)

	Shares	Value
Common Stocks (continued)
Food & Beverages (continued)
Wm. Wrigley Jr. Co.	206	$13,231

		401,263

Food Distributors, Supermarkets & Wholesalers— 0.5%
Kroger Co.	609	17,369
Safeway, Inc.	374	12,383
SUPERVALU, Inc.	177	6,905
Sysco Corp.	524	18,649
Whole Foods Market, Inc.	121	5,924

		61,230

Forest Products & Paper— 0.3%
International Paper Co.	385	13,810
MeadWestvaco Corp.	154	4,547
Temple-Inland, Inc.	90	4,737
Weyerhaeuser Co.	206	14,894

		37,988

Health Care— 1.6%
Aetna, Inc.	458	24,856
Coventry Health Care, Inc.*	132	8,212
Express Scripts, Inc.*	232	12,950
Humana, Inc.*	139	9,713
McKesson Corp.	251	14,756
Medco Health Solutions, Inc.*	246	22,236
UnitedHealth Group, Inc.	1,137	55,065
WellPoint, Inc.*	524	41,354

		189,142

Homebuilders— 0.1%
Centex Corp.	101	2,683
KB Home	67	1,679
Pulte Homes, Inc.	180	2,450

		6,812

Hospitals— 0.0%
Health Management Associates, Inc. — Class A	206	1,430

		1,430

Hotels & Motels— 0.4%
Hilton Hotels Corp.	328	15,249
Marriott International, Inc. — Class A	290	12,606
Starwood Hotels & Resorts Worldwide, Inc.	183	11,117
Wyndham Worldwide Corp.	169	5,537

		44,509

Household Appliances— 0.0%
Whirlpool Corp.	66	5,881

		5,881

Industrial Gases— 0.3%
Air Products & Chemicals, Inc.	185	18,086
Praxair, Inc.	273	22,866

		40,952

Instruments — Scientific— 0.3%
Applera Corp. — Applied Biosystems Group	155	5,369
Thermo Fisher Scientific, Inc.*	342	19,741
Waters Corp.*	87	5,822

		30,932

Insurance— 4.4%
ACE Ltd.	274	16,596
AFLAC, Inc.	419	23,900
Allstate Corp.	531	30,368
American International Group, Inc.	2,248	152,077
Aon Corp.	263	11,785
Chubb Corp.	346	18,559
CIGNA Corp.	261	13,909
Cincinnati Financial Corp.	146	6,323
Genworth Financial, Inc. — Class A	382	11,739
Hartford Financial Services Group, Inc.	258	23,878
Lincoln National Corp.	243	16,031
Loews Corp.	386	18,663
Marsh & McLennan Companies, Inc.	465	11,858
MetLife, Inc.	640	44,627
MGIC Investment Corp.	70	2,262
Principal Financial Group, Inc.	228	14,385
Progressive Corp.	650	12,616
Prudential Financial, Inc.	406	39,617
SAFECO Corp.	88	5,387
The Travelers Companies, Inc.	582	29,298
Torchmark Corp.	84	5,235
Unum Group	289	7,072
XL Capital Ltd. — Class A	152	12,038

		528,223

Internet Business Services— 0.9%
Amazon.com, Inc.*	265	24,685
eBay, Inc.*	990	38,630
IAC/InterActiveCorp*	189	5,608
Juniper Networks, Inc.*	478	17,499
Symantec Corp.*	824	15,969
VeriSign, Inc.*	208	7,018

		109,409

Machinery— 0.6%
Caterpillar, Inc.	552	43,294
Deere & Co.	196	29,090

		72,384

Medical — Drugs— 4.7%
Abbott Laboratories	1,292	69,277
Allergan, Inc.	256	16,504
Barr Pharmaceuticals, Inc.*	90	5,122
Bristol-Myers Squibb Co.	1,656	47,726
Celgene Corp.*	312	22,249
Eli Lilly & Co.	829	47,195
Forest Laboratories, Inc. — Class A*	269	10,031
Hospira, Inc.*	131	5,430
King Pharmaceuticals, Inc.*	208	2,438
Merck & Company, Inc.	1,880	97,177
Mylan Laboratories, Inc.	177	2,825
Pfizer, Inc.	6,270	153,176
PharMerica Corp.*	14	209
Schering-Plough Corp.	1,247	39,442
Wyeth	1,136	50,609

		569,410

Medical Information Systems— 0.0%
IMS Health, Inc.	170	5,209

		5,209

Medical Labs & Testing Services— 0.1%
Laboratory Corp. of America Holdings*	106	8,292
See notes to schedule of portfolio investments.

Free Enterprise Action Fund
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)

	Shares	Value
Common Stocks (continued)
Medical Labs & Testing Services (continued)
Quest Diagnostics, Inc.	135	$7,799

		16,091

Medical Products— 3.2%
AmerisourceBergen Corp.	168	7,615
Baxter International, Inc.	551	31,010
Becton Dickinson & Co.	207	16,984
Boston Scientific Corp.*	998	13,922
C.R. Bard, Inc.	87	7,673
Cardinal Health, Inc.	343	21,448
Covidien Ltd.*	425	17,638
Johnson & Johnson	2,528	166,090
Medtronic, Inc.	969	54,661
Patterson Cos., Inc.*	117	4,517
St. Jude Medical, Inc.*	297	13,089
Stryker Corp.	251	17,259
Zimmer Holdings, Inc.*	204	16,522

		388,428

Metals & Mining— 0.6%
Alcoa, Inc.	734	28,714
Freeport-McMoRan Copper & Gold, Inc. - Class B	283	29,684
Newmont Mining Corp.	381	17,042

		75,440

Motorcycles— 0.1%
Harley-Davidson, Inc.	223	10,305

		10,305

Multimedia— 2.5%
CBS Corp. — Class B	658	20,727
Citadel Broadcasting Corp.	134	558
Clear Channel Communications, Inc.	419	15,687
Comcast Corp. — Class A*	2,539	61,393
News Corp. — Class A	1,971	43,342
The DIRECTV Group, Inc.*	646	15,685
The E.W. Scripps Co. — Class A	70	2,940
Time Warner, Inc.	3,412	62,644
Viacom, Inc. — Class B*	597	23,265
Walt Disney Co.	1,756	60,389

		306,630

Newspapers— 0.1%
Gannett Co., Inc.	199	8,696
Tribune Co.	68	1,858

		10,554

Non-Hazardous Waste Disposal— 0.1%
Waste Management, Inc.	457	17,247

		17,247

Office Equipment & Supplies— 0.4%
Avery Dennison Corp.	78	4,448
Office Depot, Inc.*	238	4,907
Pitney Bowes, Inc.	188	8,539
Staples, Inc.	614	13,195
Xerox Corp.*	825	14,305

		45,394

Oil & Gas— 11.0%
Anadarko Petroleum Corp.	391	21,016
Apache Corp.	278	25,037
Ashland, Inc.	52	3,131
Baker Hughes, Inc.	277	25,032
BJ Services Co.	254	6,744
Chesapeake Energy Corp.	327	11,530
ChevronTexaco Corp.	1,903	178,083
ConocoPhillips	1,424	124,984
Devon Energy Corp.	375	31,200
El Paso Corp.	583	9,894
EOG Resources, Inc.	206	14,900
Exxon Mobil Corp.	5,115	473,444
Halliburton Co.	870	33,408
Hess Corp.	208	13,838
Marathon Oil Corp.	604	34,440
Murphy Oil Corp.	158	11,043
Nabors Industries Ltd.*	266	8,185
National-Oilwell Varco, Inc.*	148	21,386
Noble Corp.	230	11,282
Occidental Petroleum Corp.	730	46,778
Rowan Cos., Inc.	94	3,439
Schlumberger Ltd.	1,025	107,625
Smith International, Inc.	169	12,067
Sunoco, Inc.	106	7,503
Transocean, Inc.*	247	27,923
Valero Energy Corp.	518	34,799
Weatherford International, Ltd.*	291	19,549
XTO Energy, Inc.	311	19,232

		1,337,492

Paints & Coatings— 0.1%
Sherwin-Williams Co.	96	6,308

		6,308

Photo Equipment & Supplies— 0.1%
Eastman Kodak Co.	243	6,503

		6,503

Pipelines— 0.3%
Questar Corp.	144	7,564
Spectra Energy Corp.	527	12,901
Williams Companies, Inc.	502	17,098

		37,563

Printing & Publishing— 0.2%
McGraw-Hill Companies, Inc.	296	15,070
R.R. Donnelley & Sons Co.	181	6,617

		21,687

Railroads— 0.7%
Burlington Northern Santa Fe Corp.	305	24,757
CSX Corp.	373	15,938
Norfolk Southern Corp.	320	16,611
Union Pacific Corp.	228	25,778

		83,084

Real Estate— 0.0%
CB Richard Ellis Group, Inc. — Class A*	155	4,315

		4,315

Real Estate Investment Trusts— 0.8%
Apartment Investment & Management Co. - Class A	82	3,701
Archstone-Smith Trust	182	10,945
Boston Properties, Inc.	97	10,078
Equity Residential	245	10,378
Kimco Realty Corp.	185	8,364
Plum Creek Timber Company, Inc.	152	6,804
ProLogis	208	13,801
See notes to schedule of portfolio investments.

Free Enterprise Action Fund
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (continued)
Public Storage, Inc.	103	$8,101
Simon Property Group, Inc.	187	18,700
Vornado Realty Trust	104	11,372

		102,244

Restaurants— 0.8%
Darden Restaurants, Inc.	123	5,149
McDonald’s Corp.	1,037	56,485
Starbucks Corp.*	637	16,689
Yum! Brands, Inc.	460	15,562

		93,885

Retail— 3.7%
Bed Bath & Beyond, Inc.*	238	8,121
Best Buy Company, Inc.	344	15,831
Costco Wholesale Corp.	395	24,241
CVS Corp.	1,297	51,400
Family Dollar Stores, Inc.	127	3,373
Home Depot, Inc.	1,743	56,543
J.C. Penney Company, Inc.	188	11,913
Kohl’s Corp.*	276	15,823
Lowe’s Companies, Inc.	1,293	36,230
Macy’s, Inc.	460	14,867
Nordstrom, Inc.	193	9,050
Sears Holding Corp.*	70	8,904
Target Corp.	725	46,088
Tiffany & Co.	115	6,020
TJX Companies, Inc.	381	11,076
Wal-Mart Stores, Inc.	2,129	92,931
Walgreen Co.	849	40,107

		452,518

Savings & Loans— 0.3%
Sovereign Bancorp, Inc.	301	5,129
Washington Mutual, Inc.	810	28,601

		33,730

Schools— 0.1%
Apollo Group, Inc. — Class A*	119	7,158

		7,158

Semiconductors— 2.5%
Advanced Micro Devices, Inc.*	459	6,059
Altera Corp.	304	7,320
Analog Devices, Inc.	300	10,848
Applied Materials, Inc.	1,174	24,302
Broadcom Corp. — Class A*	398	14,503
Intel Corp.	4,983	128,860
KLA-Tencor Corp.	169	9,427
Linear Technology Corp.	257	8,992
Maxim Integrated Products, Inc.	273	8,013
Micron Technology, Inc.*	625	6,938
National Semiconductor Corp.	253	6,861
Novellus Systems, Inc.*	105	2,862
NVIDIA Corp.*	447	16,199
Texas Instruments, Inc.	1,288	47,128
Xilinx, Inc.	289	7,555

		305,867

Staffing— 0.0%
Robert Half International, Inc.	144	4,300

		4,300

Steel— 0.3%
Allegheny Technologies, Inc.	86	9,456
Nucor Corp.	260	15,462
United States Steel Corp.	104	11,018

		35,936

Telecommunications— 4.0%
ALLTEL Corp.	326	22,716
AT&T, Inc.	5,420	229,320
Avaya, Inc.*	385	6,530
CenturyTel, Inc.	97	4,483
Citizens Communications Co.	272	3,895
Corning, Inc.	1,331	32,809
Embarq Corp.	126	7,006
Qwest Communications International, Inc.*	1,341	12,284
Sprint Nextel Corp.	2,510	47,690
Tellabs, Inc.*	372	3,541
Verizon Communications, Inc.	2,509	111,098
Windstream Corp.	399	5,634

		487,006

Tobacco— 1.2%
Altria Group, Inc.	1,812	125,988
Reynolds American, Inc.	136	8,648
UST, Inc.	136	6,746

		141,382

Tools — Hand Held— 0.1%
Black & Decker Corp.	57	4,748
Stanley Works	69	3,873

		8,621

Toys— 0.1%
Hasbro, Inc.	137	3,820
Mattel, Inc.	320	7,507

		11,327

Transportation Services— 0.8%
FedEx Corp.	261	27,340
United Parcel Service, Inc. — Class B	913	68,566

		95,906

Utilities — Electric— 3.1%
AES Corp.*	560	11,222
Allegheny Energy, Inc.*	139	7,264
Ameren Corp.	174	9,135
American Electric Power Company, Inc.	331	15,253
CenterPoint Energy, Inc.	264	4,232
CONSOL Energy, Inc.	155	7,223
Consolidated Edison, Inc.	209	9,677
Constellation Energy Group	152	13,040
Dominion Resources, Inc.	298	25,121
DTE Energy Co.	149	7,218
Duke Energy Corp.	1,053	19,681
Edison International	276	15,304
Entergy Corp.	176	19,059
Exelon Corp.	565	42,578
FirstEnergy Corp.	277	17,545
FPL Group, Inc.	341	20,760
NiSource, Inc.	232	4,441
Peabody Energy Corp.	224	10,723
PG&E Corp.	294	14,053
Pinnacle West Capital Corp.	85	3,358
PPL Corp.	321	14,862
Progress Energy, Inc.	215	10,073
See notes to schedule of portfolio investments.

Free Enterprise Action Fund
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)

	Shares	Value
Common Stocks (continued)
Utilities — Electric (continued)
Public Service Enterprise Group, Inc.	212	$18,654
Southern Co.	625	22,675
TXU Corp.	389	26,635
Xcel Energy, Inc.	343	7,388

		377,174

Utilities — Natural Gas— 0.1%
Sempra Energy	221	12,845

		12,845

Web Portals/ISP— 1.1%
Google, Inc. — Class A*	186	105,512
Yahoo!, Inc.*	1,046	28,075

		133,587

Wireless Communications— 0.8%
Motorola, Inc.	2,075	38,450
QUALCOMM, Inc.	1,395	58,952

		97,402

Total Common Stocks (Cost $9,912,365)		11,477,648

Short-Term Investments—5.5%
Huntington Money Market Fund	667,664	667,664

Total Short-Term Investments (Cost $667,664)		667,664

Total Investments (Cost $10,580,029) (a) — 100.2%		12,145,312

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,840,064
Unrealized depreciation	(274,781)

Net unrealized appreciation	$1,565,283

*	Non-income producing security.
See notes to schedule of portfolio investments.

Free Enterprise Action Fund
Notes to Schedule of Portfolio Investments
September 30, 2007
(Unaudited)
Significant Accounting Policies-The following is a summary of significant policies followed by the Fund in the preparation of its schedule of portfolio investments. The policies are in conformity with accounting principles generally accepted accounting principles (“GAAP”) of the United States of America. The preparation of the schedule of portfolio investments requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Securities Valuation—Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing price on that exchange on the day of computation, or, if there have been no sales during such day, at the last sales price on any other exchange or trading system. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued on the basis of the mean between the last bid and ask quotes furnished by primary market makers for those securities. For NASDAQ/NMS traded securities, market value may also be determined on the basis of the NASDAQ Official Closing Price instead of the closing price. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the New York Stock Exchange is closed and an investor is unable to purchase or redeem shares. Shares of investment companies are valued on a basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.
All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.
Securities Transactions and Related Income—Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.
Options—The Fund may purchase put and call options on securities. The Fund may write put or call options. This means that the Fund will only write a call option on a security which it already owns. Such options must be recognized U.S. exchanges and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make a major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.
A call option gives the purchaser the right to buy, and the writer the obligation to sell the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option gives the purchaser the right to sell, and the writer the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.
Transactions in written options for the period ended September 30, 2007 were as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2006	400	25,400
Options written
Options terminated in closing purchase transactions	400	25,400
Options expired
Options exercised

Options outstanding at September 30, 2007	0	$0

EM Capital India Gateway Fund
Schedule of Portfolio of Investments
September 30, 2007
(Unaudited)

Description	Shares	Value

Investment Portfolio—94.5%
EM Capital Gateway (Mauritius), Ltd.	14,396	$161,992

Short-Term Investment—0.0%
UBOC Trust Money Fund	69	69

Total Investments (Cost $140,169) (a) — 94.5%		162,061

Other Assets — 5.5%		9,373

NET ASSETS — 100.0%		$171,434

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$21,891
Unrealized depreciation	—

Net unrealized appreciation	$21,891

EM Capital Gateway (Mauritius), Ltd.—94.5%
Common Stock—86.6%
Conglomerate— 1.3%
Aditya Birla Nuvo, Ltd.	60	2,302

Healthcare— 6.7%
Alembic, Ltd.	1,000	2,066
Apollo Hospitals Enterprise, Ltd.	180	2,198
Ranbaxy Laboratories, Ltd.	210	2,294
Sun Pharma Ind., Ltd.	200	4,856

		11,414

Engineering— 4.4%
Alstom Power India, Ltd.	110	2,303
IVRCL Infra and Projects, Ltd.	220	2,345
Larsen & Toubro, Ltd.	40	2,826

		7,474

Hotels— 5.0%
Asian Hotels, Ltd.	120	2,113
Hotel Leela Venture, Ltd.	1,800	2,292
Indian Hotels, Ltd.	625	2,169
Royal Orchid Hotels, Ltd.	520	1,973

		8,546

Industrial Materials— 17.3%
Asian Paints, Ltd.	100	2,487
Everest Kanto Cylinder, Ltd.	230	1,352
Grasim Industries, Ltd.	30	2,651
Hindustan Zinc, Ltd.	120	2,449
ICSA India, Ltd.	50	2,130
Jain Irrigation Systems, Ltd.	600	8,241
Jindal Saw, Ltd.	120	1,996
JK Cements, Ltd.	520	2,348
Tata Steel, Ltd.	280	5,992

		29,646

Financial Services— 11.1%
Axis Banks, Ltd.	120	2,309
Housing Development Finance Corp.	50	3,181
ICICI Bank, Ltd.	250	6,683
Reliance Capital, Ltd.	170	6,774

		18,947

Automotive— 4.6%
Bajaj Auto, Ltd.	50	3,194
Mahindra & Mahindra, Ltd.	115	2,176
Maruti Udyog, Ltd.	100	$2,513

		7,883

Description	Shares	Value

EM Capital Gateway (Mauritius), Ltd. — Continued
Common Stock — Continued
Media— 3.3%
Balaji Telefilms, Ltd.	600	3,956
Deccan Chronicle Holdings, Ltd.	350	1,783

		5,740

Paper— 1.2%
Ballarpur Industries, Ltd.	620	2,142

Telecommunications— 2.8%
Bharti Airtel, Ltd.	200	4,730

Manufacturing— 3.5%
Bombay Rayons Fashions, Ltd.	330	1,987
Nilkamal, Ltd.	460	1,915
Vardhman Textiles, Ltd.	560	2,047

		5,948

Real Estate— 3.0%
DLF, Ltd.	140	2,689
Purvankara Projects, Ltd.	225	2,517

		5,206

Business Services— 2.5%
Great Eastern Shipping Company, Ltd.	500	4,233

Information— 8.2%
Infosys Technologies, Ltd.	50	2,381
Prithvi Information Soln, Ltd.	290	2,038
Rolta India, Ltd.	170	2,462
Satyam Computers, Ltd.	360	4,042
Tata Consultancy Services, Ltd.	80	2,134
Wipro, Ltd.	85	984

		14,042

Consumer Goods— 10.1%
ITC, Ltd.	530	2,531
Radico Khaitan, Ltd.	470	2,215
Rajesh Exports, Ltd.	415	9,712
United Breweries, Ltd.	300	2,881

		17,340

Energy— 1.7%
Reliance Industries, Ltd.	50	2,891

Total Common Stock (Cost $129,740)		148,485

Cash—7.9%		13,507

Total EM Capital Gateway (Mauritius), Ltd. (Cost $143,247)		$161,992

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)         The Coventry Funds Trust

By (Signature and Title)	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer
Date_November 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Bunstine
David Bunstine, President
Date_November 28, 2007

By (Signature and Title)	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer
Date_November 28, 2007